Inventories, net (Tables)	9 Months Ended
Sep. 30, 2019
Inventories, net
Schedule of Inventories, net

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Products	44,678,983	49,182,983
Packing materials and others	219,961	177,520

Inventories	44,898,944	49,360,503
Inventory valuation allowance	(868,860)	(1,095,054)

Inventories, net	44,030,084	48,265,449